Investment Objectives and Goals	Oct. 16, 2026
TUTTLE CAPITAL SPY 0DTE INCOME AND HEDGE ETF
Prospectus [Line Items]
Risk/Return [Heading]	TUTTLE CAPITAL SPY INCOME AND HEDGE ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Tuttle Capital SPY Income and Hedge ETF (the "Fund") is to seek current income. The Fund’s secondary investment objective is to seek long-term capital appreciation.
TUTTLE CAPITAL INNOVATION 100 0DTE INCOME AND HEDGE ETF
Prospectus [Line Items]
Risk/Return [Heading]	TUTTLE CAPITAL INNOVATION 100 INCOME AND HEDGE ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The investment objective of the Tuttle Capital Innovation 100 Income and Hedge ETF (the "Fund") is to seek current income. The Fund’s secondary investment objective is to seek long-term capital appreciation.